United States
Securities and Exchange Commission
Washington, D.C.  20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment  [x  ]; Amendment Number: 1
This Amendment (Check only one):   [x ] is a restatement
				   [  ] adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:		Strategic Advisers Incorporated
Address:	82 Devonshire Street
		Boston, Ma.  02109

13F File Number:  28-5421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Scott C. Goebel
Title:	Senior Vice President and General Counsel,
        Fidelity Management & Research Company
Phone:	617-563-0371


Signature, Place, and Date of Signing:


/s/ Scott C. Goebel		Boston, MA    May 29, 2012


Report Type (Check only one.):

[  ]		13F HOLDINGS REPORT.

[ X] 		13F NOTICE

[  ]		13F COMBINATION REPORT


List of other managers reporting for this manager:

28-451 FMR LLC



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		0

Form 13F Information Table Value Total:		$0	(x1000)

List Of Other Included Managers:


NONE

This filing has been made to amend a previous filing made on February 14, 2012,in order to correct market value data.